Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Common stocks: 94.59%
Communication services: 2.71%
Diversified telecommunication services: 0.76%
ATN International Incorporated	263	$ 12,732
Charge Enterprises Incorporated †	38,368	81,340
Cogent Communications Group Incorporated	2,430	141,062
Consolidated Communications Holdings Incorporated †	3,395	15,685
Echostar Corporation Class A †	8,337	145,064
Globalstar Incorporated †	16,342	31,050
IDT Corporation Class B †	2,631	73,536
Iridium Communications Incorporated †	5,528	293,537
Liberty Latin America Class A †	14,525	112,424
Liberty Latin America Class C †	457	3,560
Ooma Incorporated †	3,892	61,299
Radius Global Infrastructure Incorporated Class A †	342	4,330
		975,619
Entertainment: 0.23%
Akazoo SA ♦†	5,400	0
Chicken Soup for the Soul Entertainment Incorporated †	27	177
Cinemark Holdings Incorporated †	5,937	80,803
IMAX Corporation †	4,520	76,343
Lions Gate Entertainment Class A †	2,845	21,736
Lions Gate Entertainment Class B †	2,893	20,598
Marcus Corporation	5,554	90,197
The Madison Square Garden Entertainment Corporation †	199	9,576
		299,430
Interactive media & services: 0.94%
Arena Group Holdings Incorporated †	6,988	95,875
Bumble Incorporated Class A †	3,648	88,865
CarGurus Incorporated †	6,542	85,569
Cars.com Incorporated †	12,541	185,356
DHI Group Incorporated †	20,677	116,205
Eventbrite Incorporated Class A †	1,700	12,393
EverQuote Incorporated Class A †	6,747	72,868
FuboTV Incorporated †	6,670	18,609
Leafly Holdings Incorporated †	29,986	21,161
Outbrain Incorporated †	6,134	23,800
QuinStreet Incorporated †	4,264	60,677
TrueCar Incorporated †	19,100	47,559
Yelp Incorporated †	4,034	124,852
Ziff Davis Incorporated †	2,014	185,812
Ziprecruiter Incorporated Class A †	3,688	61,073
		1,200,674
Media: 0.72%
AdTheorent Holding Company Incorporated †	865	1,669
AMC Networks Incorporated Class A †	2,793	55,748
Audacy Incorporated †	111,512	32,015
Clear Channel Outdoor Holdings †	10,913	12,332
Entravision Communications Corporation Class A	22,646	125,912
Gannett Company Incorporated †	26,962	67,405
Gray Television Incorporated	1,237	14,473
iHeartMedia Incorporated Class A †	5,377	43,231
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Media (continued)
John Wiley & Sons Incorporated Class A	807	$ 38,260
Loyalty Ventures Incorporated †	55,646	134,107
PubMatic Incorporated Class A †	1,905	29,851
Scholastic Corporation	1,131	46,507
Sinclair Broadcast Group Incorporated Class A	7,938	147,329
Stagwell Incorporated †	419	3,126
TechTarget Incorporated †	176	8,036
Thryv Holdings Incorporated †	3,733	71,599
Urban One Incorporated Class A †	10,675	53,268
Urban One Incorporated Class D †	7,604	33,458
		918,326
Wireless telecommunication services: 0.06%
Gogo Incorporated †	3,257	51,102
NII Holdings Incorporated ‡	0	0
Telephone & Data Systems Incorporated	2,101	22,145
		73,247
Consumer discretionary: 9.99%
Auto components: 1.20%
Adient plc †	6,641	258,601
American Axle & Manufacturing Holdings Incorporated †	15,539	161,761
Dana Incorporated	5,615	98,880
Dorman Products Incorporated †	724	64,899
Fox Factory Holding Corporation †	696	73,846
Gentherm Incorporated †	1,416	101,371
LCI Industries	1,172	115,864
Modine Manufacturing Company †	5,040	106,697
Patrick Industries Incorporated	1,355	75,785
Standard Motor Products Incorporated	2,196	84,348
The Goodyear Tire & Rubber Company †	14,754	165,540
Visteon Corporation †	1,366	200,529
XPEL Incorporated †	393	26,940
		1,535,061
Automobiles: 0.33%
Canoo Incorporated †	14,376	19,264
Cenntro Electric Group Limited †	29,299	18,283
Fisker Incorporated †	5,693	44,064
Lordstown Motors Corporation Class A †	2	3
Mullen Automotive Incorporated †	153,305	29,450
Winnebago Industries Incorporated	4,381	256,683
Workhorse Group Incorporated †	25,592	58,862
		426,609
Distributors: 0.04%
Funko Incorporated Class A †	5,255	49,923
Diversified consumer services: 0.89%
Adtalem Global Education Incorporated †	854	35,526
American Public Education Incorporated †	368	4,729
Beachbody Company Incorporated †	2,235	1,565
Carriage Services Incorporated	3,480	87,522
European Wax Center Incorporated	559	8,106
Frontdoor Incorporated †	4,671	109,161
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Diversified consumer services (continued)
Graham Holdings Company Class B	211	$ 135,816
Laureate Education Incorporated Class A	12,555	131,576
Perdoceo Education Corporation †	10,172	145,968
Powerschool Holdings Incorporated Class A †	2,331	47,576
Strategic Education Incorporated	1,111	90,880
Stride Incorporated †	4,542	160,832
Universal Technical Institute Incorporated †	15,374	111,308
Vivint Smart Home Incorporated †	5,883	54,594
WW International Incorporated †	3,181	13,138
		1,138,297
Hotels, restaurants & leisure: 2.83%
Accel Entertainment Incorporated †	4,833	41,322
Biglari Holdings Incorporated Class B †	756	108,758
BJ's Restaurants Incorporated †	935	29,995
Bloomin' Brands Incorporated	8,737	196,757
Bluegreen Vacations Holding	8,066	173,822
Bowlero Corporation †	3,269	45,635
Brinker International Incorporated †	4,000	133,800
Chuy's Holding Incorporated †	128	4,056
Cracker Barrel Old Country Store Incorporated	1,047	120,196
Dave & Buster's Entertainment Incorporated †	2,085	82,691
Denny’s Corporation †	2,707	33,946
Dine Brands Global Incorporated	1,861	138,812
El Pollo Loco Holdings Incorporated	7,894	86,045
Everi Holdings Incorporated †	7,744	129,480
Full House Resorts Incorporated †	1,477	11,299
Golden Entertainment Incorporated †	2,771	122,783
Hilton Grand Vacations Incorporated †	1,875	82,538
Inspirato Incorporated †	4,270	7,942
Inspired Entertainment Incorporated †	3,202	39,192
International Game Technology plc	7,775	190,799
Jack In The Box Incorporated	530	38,319
Krispy Kreme Incorporated	2,677	41,279
Monarch Casino & Resort Incorporated †	1,042	88,414
Noodles & Company †	4,197	23,125
Papa John's International Incorporated	2,173	180,924
Portillo's Incorporated Class A †	1,372	27,701
RCI Hospitality Holdings Incorporated	700	63,714
Red Rock Resorts Incorporated Class A	4,790	215,837
Ruth's Hospitality Group Incorporated	6,697	117,264
Scientific Games Corporation †	3,280	212,446
SeaWorld Entertainment Incorporated †	3,251	185,502
Target Hospitality Corporation †	4,043	58,462
Texas Roadhouse Incorporated	2,403	238,666
The Cheesecake Factory Incorporated	2,210	77,438
The ONE Group Hospitality Incorporated †	14,258	93,960
Wingstop Incorporated	944	156,241
Xponential Fitness Incorporated Class A †	1,289	28,538
		3,627,698
Household durables: 1.13%
Beazer Homes Incorporated †	6,791	92,697
Cavco Industries Incorporated †	285	65,445
Century Communities Incorporated	1,922	92,564
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Household durables (continued)
Dream Finders Homes Incorporated †	945	$ 9,299
Ethan Allen Interiors Incorporated	2,020	57,469
GoPro Incorporated Class A †	6,512	35,686
Green Brick Partners Incorporated †	1,810	43,766
Helen of Troy Limited †	480	47,299
Hovnanian Enterprises Incorporated Class A †	247	11,858
Installed Building Products Incorporated	83	7,049
KB Home Incorporated	3,326	104,403
La-Z-Boy Incorporated	915	24,915
Legacy Housing Corporation †	2,949	51,666
LGI Homes Incorporated †	523	51,955
Lifetime Brands Incorporated	3,026	25,449
M/I Homes Incorporated †	835	37,725
MDC Holdings Incorporated	1,579	51,207
Meritage Corporation †	1,368	118,209
Purple Innovation Incorporated †	2,107	10,640
Skyline Champion Corporation †	2,248	116,874
Snap One Holdings Corporation †	511	4,144
Sonos Incorporated †	2,746	48,137
Taylor Morrison Home Corporation †	6,031	183,282
The Lovesac Company †	1,407	36,652
TRI Pointe Homes Incorporated †	4,672	86,152
Tupperware Brands Corporation †	7,294	33,771
Vizio Holding Corporation Class A †	893	9,189
		1,457,502
Internet & direct marketing retail: 0.77%
1-800-Flowers.com Incorporated Class A †	8,390	70,979
A.K.A. Brands Holding Corporation †	10,886	19,595
BARK Incorporated †	29,686	49,279
CarParts.com Incorporated †	5,126	27,783
ContextLogic Incorporated Class A †	34,857	25,575
Duluth Holdings Incorporated Class B †	12,370	108,361
Groupon Incorporated †	12,215	101,751
Lands End Incorporated †	4,088	47,257
Liquidity Services Incorporated †	4,676	78,042
LuLu's Fashion Lounge Holdings Incorporated †	7,073	27,231
Overstock.com Incorporated †	3,743	99,639
PetMed Express Incorporated	2,966	58,727
Porch Group Incorporated †	5,043	10,288
Quotient Technology Incorporated †	19,051	56,200
Revolve Group Incorporated †	2,825	74,637
RumbleOn Incorporated Class B †	3,515	26,819
Shutterstock Incorporated	1,242	66,844
Stitch Fix Incorporated Class A †	8,466	34,203
The RealReal Incorporated †	3,211	4,784
ThredUp Incorporated Class A †	2,115	2,644
		990,638
Leisure products: 0.44%
Acushnet Holdings Corporation	1,336	60,721
Latham Group Incorporated †	9,289	32,047
Malibu Boats Incorporated Class A †	1,219	70,348
Mastercraft Boat Holdings Incorporated †	3,874	99,639
Smith & Wesson Brands Incorporated	9,063	106,672
Solo Brands Incorporated Class A †	16,274	70,792
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Leisure products (continued)
Sturm, Ruger & Company Incorporated	974	$ 53,502
Vista Outdoor Incorporated †	2,463	68,890
		562,611
Multiline retail: 0.10%
Dillard's Incorporated Class A	305	109,709
Franchise Group Incorporated	667	17,375
		127,084
Specialty retail: 1.70%
Abercrombie & Fitch Company Class A †	2,937	70,429
Academy Sports & Outdoors Corporation	4,350	219,588
ARKO Corporation	1,157	10,911
Asbury Automotive Group Incorporated †	614	115,199
Big 5 Sporting Goods Corporation	851	10,561
Boot Barn Holdings Incorporated †	733	49,368
Build-A-Bear Workshop Incorporated	4,920	116,850
Caleres Incorporated	2,870	69,339
Chico's FAS Incorporated †	6,010	35,279
Children's Place Retail Stores Incorporated †	231	8,201
Citi Trends Incorporated †	3,289	99,394
Conn's Incorporated †	3,436	34,223
Designer Brands Incorporated Class A	2,750	42,075
Destination XL Group Incorporated †	15,684	104,455
Express Incorporated †	56,803	80,660
Foot Locker Incorporated	645	25,671
Genesco Incorporated †	217	11,327
Group 1 Automotive Incorporated	793	153,319
Hibbett Incorporated	1,586	105,723
Murphy USA Incorporated	809	239,310
ODP Corporation †	1,449	69,740
Onewater Marine Incorporated Class A †	1,317	43,053
Party City Holdco Incorporated †	82,206	58,366
Rent-A-Center Incorporated	176	4,240
Sally Beauty Holdings Incorporated †	4,672	54,943
Signet Jewelers Limited	2,445	158,925
Sonic Automotive Incorporated Class A	813	43,203
The Buckle Incorporated	1,323	58,146
Tilly's Incorporated Class A	2,112	20,064
TravelCenters of America Incorporated †	1,084	55,447
Zumiez Incorporated †	317	7,370
		2,175,379
Textiles, apparel & luxury goods: 0.56%
Crocs Incorporated †	2,650	267,650
Fossil Group Incorporated †	6,264	29,879
Kontoor Brands Incorporated	1,564	67,956
Movado Group Incorporated	3,136	100,948
Oxford Industries Incorporated	1,194	134,755
Rocky Brands Incorporated	314	8,880
Steven Madden Limited	2,547	87,973
Superior Uniform Group Incorporated	881	8,810
Unifi Incorporated †	624	5,466
Wolverine World Wide Incorporated	220	2,464
		714,781
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Consumer staples: 3.50%
Beverages: 0.62%
Celsius Holdings Incorporated †	1,878	$ 209,097
Coca Cola Bottling Corporation	263	129,343
Duckhorn Portfolio Incorporated †	1,181	18,967
MGP Ingredients Incorporated	1,285	160,702
National Beverage Corporation	2,415	124,445
Primo Water Corporation	5,607	87,750
Vita Coco Company Incorporated †	5,025	59,496
		789,800
Food & staples retailing: 0.43%
Ingles Markets Incorporated Class A	449	45,394
SpartanNash Company	3,638	119,508
Sprouts Farmers Market Incorporated †	5,660	194,308
The Andersons Incorporated	923	35,536
The Chef's Warehouse Incorporated †	118	4,584
United Natural Foods Incorporated †	3,104	147,999
		547,329
Food products: 1.36%
Alico Incorporated	2,470	76,397
B&G Foods Incorporated	3,010	39,973
BRC Incorporated †	1,133	6,923
Calavo Growers Incorporated	1,077	37,652
Cal-Maine Foods Incorporated	3,687	214,878
Fresh Del Monte Produce Incorporated	4,271	118,221
Hain Celestial Group Incorporated †	3,373	63,210
Hostess Brands Incorporated †	9,290	245,256
J & J Snack Foods Corporation	586	96,116
John B. Sanfilippo & Son Incorporated	704	59,622
Lancaster Colony Corporation	536	111,027
Landec Corporation †	7,115	60,549
Seneca Foods Corporation Class A †	1,107	71,158
Sovos Brands Incorporated †	605	8,706
SunOpta Incorporated †	11,912	111,377
Tattooed Chef Incorporated †	2,072	3,129
The Simply Good Foods Company †	4,965	198,104
Tootsie Roll Industries Incorporated	1,649	74,123
TreeHouse Foods Incorporated †	2,825	139,640
		1,736,061
Household products: 0.18%
Central Garden & Pet Company †	1,803	74,013
Central Garden & Pet Company Class A †	1,182	46,181
Energizer Holdings Incorporated	1,612	54,953
WD-40 Company	367	61,473
		236,620
Personal products: 0.72%
Beauty Health Company †	1,157	12,438
Bellring Brands Incorporated †	5,537	137,927
e.l.f. Beauty Incorporated †	2,911	159,989
Edgewell Personal Care Company	3,637	157,155
Herbalife Nutrition Limited †	7,074	123,936
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Personal products (continued)
Inter Parfums Incorporated	511	$ 48,693
Medifast Incorporated	664	83,697
Natures Sunshine Products Incorporated †	6,922	61,606
NU Skin Enterprises Incorporated Class A	2,258	94,181
Thorne Healthtech Incorporated †	5,947	28,546
USANA Health Sciences Incorporated †	333	18,328
		926,496
Tobacco: 0.19%
Universal Corporation	1,207	68,690
Vector Group Limited	15,703	174,303
		242,993
Energy: 5.09%
Energy equipment & services: 1.42%
Archrock Incorporated	3,171	27,619
Borr Drilling Limited †	6,376	29,776
Bristow Group Incorporated †	1,109	28,834
Cactus Incorporated Class A	3,258	177,203
ChampionX Corporation	6,969	214,924
Helmerich & Payne Incorporated	3,231	165,039
Liberty Oilfield Services Class A	4,135	68,352
Nabors Industries Limited †	362	57,315
Nextier Oilfield Solutions Incorporated †	8,259	84,159
Noble Corporation plc †	3,644	135,302
Oceaneering International Incorporated †	1,837	27,904
Oil States International Incorporated †	110	743
Patterson-UTI Energy Incorporated	10,351	185,800
ProPetro Holding Corporation †	8,186	89,882
RPC Incorporated	2,036	18,853
Select Energy Services Incorporated Class A	427	3,497
Solaris Oilfield Infrastructure Incorporated Class A	1,770	19,417
Tetra Technologies Incorporated †	24,757	94,324
Tidewater Incorporated †	1,513	45,995
US Silica Holdings Incorporated †	2,821	36,927
Valaris Limited †	2,437	160,866
Weatherford International plc †	3,306	143,480
		1,816,211
Oil, gas & consumable fuels: 3.67%
Aemetis Incorporated †	1,310	7,218
Alto Ingredients Incorporated †	11,830	41,287
Arch Resources Incorporated	1,167	180,593
Ardmore Shipping Corporation †	5,388	81,251
Berry Corporation	7,577	68,269
California Resources Corporation	3,828	173,715
Callon Petroleum Company †	3,400	142,528
Centrus Energy Corporation Class A †	2,361	89,718
Chord Energy Corporation	1,640	250,149
Civitas Resources Incorporated	1,551	104,475
CNX Resources Corporation †	2,410	41,862
Comstock Resources Incorporated	2,500	45,875
Consol Energy Incorporated	2,870	222,282
CVR Energy Incorporated	3,400	125,290
Delek US Holdings Incorporated	2,399	74,321
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Denbury Incorporated †	2,269	$ 203,665
DHT Holdings Incorporated	3,477	35,222
Dorian LPG Limited	3,980	77,491
Earthstone Energy Incorporated Class A †	1,402	22,208
Equitrans Midstream Corporation	7,130	59,821
Flex LNG Limited	1,316	49,508
Golar LNG Limited †	307	7,696
Gulfport Energy Corporation †	37	3,000
International Seaways Incorporated	95	4,093
Kosmos Energy Limited †	25,143	167,201
Laredo Petroleum Incorporated †	1,555	99,256
Magnolia Oil & Gas Corporation Class A	9,118	237,797
Matador Resources Company	4,801	318,594
Murphy Oil Corporation	7,906	373,163
Northern Oil and Gas Incorporated	3,322	120,888
Par Pacific Holdings Incorporated †	1,215	28,467
PBF Energy Incorporated Class A	4,391	174,630
Peabody Energy Corporation †	7,027	224,442
Permian Resources Corporation	17,974	182,616
Ranger Oil Corporation Class A	1,017	44,311
Rex American Resources Corporation †	772	22,782
Riley Exploration Permian Incorporated	956	31,080
Ring Energy Incorporated †	3,890	10,503
Sandridge Energy Incorporated †	336	6,854
Scorpio Tankers Incorporated	1,847	94,234
SFL Corporation Limited	10,780	105,536
Sitio Royalties Corporation	564	17,789
SM Energy Company	5,519	237,924
Talos Energy Incorporated †	717	14,089
Teekay Tankers Limited Class A †	1,371	46,258
Vaalco Energy Incorporated	2,704	14,007
World Fuel Services Corporation	920	26,174
		4,710,132
Financials: 15.32%
Banks: 8.73%
1st Source Corporation	557	31,805
Amalgamated Financial Corporation	1,705	45,472
Amerant Bancorp Incorporated Class A	1,489	43,866
American National Bankshares Incorporated	942	36,333
Ameris Bancorp	2,618	138,440
Associated Banc Corporation	7,320	180,072
Atlantic Union Bankshares Corporation	3,615	128,947
Banc of California Incorporated	2,650	44,971
BancFirst Corporation	1,320	134,561
Bank First Corporation	324	30,790
Bank of N.T. Butterfield & Son Limited	2,127	74,020
BankUnited Incorporated	3,340	122,645
Bankwell Financial Group Incorporated	1,730	51,191
Banner Corporation	1,594	112,568
Bar Harbor Bankshares	1,232	37,293
Baycom Corporation	3,371	63,914
BCB Bancorp Incorporated	4,703	88,652
Berkshire Hills Bancorp Incorporated	2,527	78,792
Brookline Bancorp Incorporated	6,470	92,003
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
Business First Bancshares Incorporated	406	$ 9,549
Byline Bancorp Incorporated	1,614	36,783
Cadence Bank	5,247	151,323
Cambridge Bancorp	153	13,603
Camden National Corporation	611	26,750
Capital Bancorp Incorporated	851	21,122
Capital City Bank Group Incorporated	1,546	54,419
Carter Bankshares Incorporated †	7,087	131,393
Cathay General Bancorp	3,872	179,932
Central Pacific Financial Company	812	17,206
City Holding Company	1,081	110,176
Civista Bancshares Incorporated	657	15,019
CNB Financial Corporation	2,653	67,784
Coastal Financial Corporation †	575	28,704
Columbia Banking System Incorporated	1,388	47,275
Community Bank System Incorporated	1,109	72,240
Community Trust Bancorp	1,536	73,590
ConnectOne Bancorp Incorporated	2,852	74,836
CrossFirst Bankshares Incorporated †	3,509	48,670
Customers Bancorp Incorporated †	2,834	91,453
CVB Financial Corporation	6,244	179,078
Dime Community Bank	903	32,210
Eagle Bancorp Incorporated	540	25,466
Eastern Bankshares Incorporated	3,589	70,380
Enterprise Financial Service Corporation	781	40,878
Equity Bancshares Incorporated Class A	294	10,749
Esquire Financial Holdings Class I	1,628	73,000
Farmers & Merchants Banco	1,039	29,799
Farmers National Banc Corporation	1,429	21,735
FB Financial Corporation	909	38,914
Financial Institutions Incorporated	945	23,927
First Bancorp Incorporated	157	4,936
First Bancorp of North Carolina	135	6,565
First Bancorp of Puerto Rico	10,811	166,273
First Bank	5,552	85,168
First Busey Corporation	1,102	28,729
First Business Financial Services Incorporated	2,764	105,916
First Commonwealth Financial Corporation	6,663	98,079
First Financial Bancorp	3,758	99,324
First Financial Bankshares Incorporated	3,146	116,245
First Financial Corporation	1,660	79,796
First Foundation Incorporated	338	4,735
First Guaranty Bancshares Incorporated	2,549	63,700
First Internet Bancorp	2,003	51,998
First Interstate BancSystem Class A	1,468	64,034
First Merchants Corporation	2,149	95,007
First of Long Island Corporation	611	11,884
First Western Financial Incorporated †	360	10,944
Five Star Bancorp	1,484	40,068
Flushing Financial Corporation	1,089	22,717
Fulton Financial Corporation	7,456	138,607
Glacier Bancorp Incorporated	2,779	160,904
Great Southern Bancorp Incorporated	1,801	112,833
Guaranty Bancshares Incorporated	1,146	40,798
Hancock Whitney Corporation	3,814	209,160
Hanmi Financial Corporation	4,814	130,219
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
HarborOne Bancorp Incorporated	3,014	$ 44,095
HBT Financial Incorporated	2,068	40,636
Heartland Financial USA Incorporated	1,177	57,426
Heritage Commerce Corporation	1,129	16,043
Heritage Financial Corporation	1,920	63,168
Hilltop Holdings Incorporated	1,932	57,574
Home BancShares Incorporated	6,992	177,946
Homestreet Incorporated	1,427	38,957
Hometrust Bancshares Incorporated	1,896	48,538
Hope Bancorp Incorporated	8,228	112,065
Horizon Bancorp Indiana	2,626	42,699
Independent Bank Corporation	1,608	39,460
Independent Bank Corporation	1,296	117,314
Independent Bank Group Incorporated	1,255	82,755
International Bancshares Corporation	1,208	63,637
Lakeland Bancorp Incorporated	347	6,482
Lakeland Financial Corporation	843	66,563
Live Oak Bancshares Incorporated	1,497	49,925
Macatawa Bank Corporation	3,227	35,852
Mercantile Bank Corporation	1,003	34,914
Meta Financial Group Incorporated	2,055	89,454
Metrocity Bankshares Incorporated	836	18,810
Metropolitan Bank Holding Corporation †	562	35,709
Mid Penn Bancorp Incorporated	367	12,111
Midland States Bancorp Incorporated	2,507	67,463
MidWestOne Financial Group Incorporated	1,373	47,904
National Bank Holdings Corporation Class A	1,314	61,114
NBT Bancorp Incorporated	2,754	127,125
Nicolet Bankshares Incorporated †	104	8,603
Northeast Bank	318	13,464
Northwest Bancshares Incorporated	6,348	97,061
OceanFirst Financial Corporation	3,933	91,875
OFG Bancorp	5,719	165,679
Old National Bancorp	8,533	163,066
Old Second Bancorp Incorporated	331	5,779
Origin Bancorp Incorporated	1,012	41,411
Orrstown Financial Services Incorporated	3,515	94,589
Pacific Premier Bancorp Incorporated	3,096	114,397
Park National Corporation	827	125,150
Parke Bancorp Incorporated	1,358	29,537
PCB Bancorp	4,161	77,478
Peapack-Gladstone Financial Corporation	1,295	53,380
Peoples Financial Services	1,142	65,025
Preferred Bank	1,379	104,239
Premier Financial Corporation	2,683	78,290
QCR Holdings Incorporated	2,020	106,272
RBB Bancorp	48	1,079
Renasant Corporation	1,031	42,034
Republic Bancorp Incorporated Class A	396	17,452
Republic First Bancorp Incorporated †	6,725	17,149
S&T Bancorp Incorporated	1,902	71,173
Sandy Spring Bancorp Incorporated	2,966	103,276
Seacoast Banking Corporation	2,061	70,857
ServisFirst Bancshares Incorporated	1,571	119,113
Sierra Bancorp	1,109	23,999
Silvergate Capital Corporation Class A †	1,107	30,365
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
Simmons First National Corporation Class A	3,326	$ 77,196
South Plains Financial Incorporated	2,051	63,499
South State Corporation	3,074	270,051
Southern First Bancshares †	31	1,535
Southside Bancshares Incorporated	2,350	85,399
Stellar Bancorp Incorporated	286	9,670
Stock Yards Bancorp Incorporated	631	46,707
Summit Financial Group Incorporated	2,853	80,911
Texas Capital Bancshares Incorporated †	2,001	120,040
The Bancorp Incorporated †	4,650	139,361
Tompkins Trust Company Incorporated	424	35,421
Towne Bank	2,143	69,219
TriCo Bancshares	1,237	67,417
Triumph Bancorp Incorporated †	1,079	64,481
Trustmark Corporation	1,911	69,904
UMB Financial Corporation	1,115	95,355
United Bankshares Incorporated	4,705	201,797
United Community Bank	3,678	143,332
Unity Bancorp Incorporated	4,029	114,867
Univest Financial Corporation	879	24,797
USCB Financial Holdings Incorporated †	3,479	46,201
Valley National Bancorp	14,286	180,861
Veritex Holdings Incorporated	2,444	79,821
Washington Trust Bancorp	1,005	50,009
WesBanco Incorporated	2,984	120,703
Westamerica Bancorporation	660	40,755
		11,189,777
Capital markets: 1.29%
Artisan Partners Asset Management Incorporated Class A	3,026	104,972
Associated Capital Group Incorporated Class A	480	19,416
BGC Partners Incorporated Class A	9,222	39,747
Blucora Incorporated †	2,837	71,067
BrightSphere Investment Group Incorporated	4,464	90,887
Cohen & Steers Incorporated	19	1,259
Diamond Hill Investment Group	51	9,076
Donnelley Financial Solutions †	1,764	67,350
Federated Hermes Incorporated	4,362	165,582
Focus Financial Partners Class A †	1,006	38,389
GCM Grosvenor Incorporated Class A	9,769	85,674
Hamilton Lane Incorporated Class A	527	38,935
Houlihan Lokey Incorporated	1,708	167,982
Moelis Company Class A	2,138	92,404
Open Lending Corporation Class A †	1,883	13,313
Piper Sandler Companies	788	113,204
PJT Partners Incorporated Class A	1,432	110,278
Sculptor Capital Management Incorporated	5,594	56,220
Silvercrest Asset Management Group Incorporated Class A	3,111	58,798
Stepstone Group Incorporated Class A	1,601	47,998
Stonex Group Incorporated †	1,553	157,583
Value Line Incorporated	595	33,320
Virtus Investment Partners Incorporated	333	64,582
		1,648,036
Consumer finance: 0.65%
Atlanticus Holdings Corporation †	1,137	32,746
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  11

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Consumer finance (continued)
Consumer Portfolio Services †	6,481	$ 55,866
Encore Capital Group Incorporated †	2,883	145,303
Enova International Incorporated †	1,442	58,170
Ezcorp Incorporated †	6,745	67,585
FirstCash Holdings Incorporated	456	42,800
LendingClub Corporation †	2,109	21,744
Navient Corporation	4,987	82,635
Nelnet Incorporated Class A	840	82,774
Oportun Financial Corporation †	46	255
OppFi Incorporated †	13,016	32,410
PRA Group Incorporated †	1,123	38,609
PROG Holdings Incorporated †	8,849	174,237
Regional Management Corporation	7	206
		835,340
Diversified financial services: 0.27%
A-Mark Precious Metals Incorporated	4,536	156,492
Jackson Financial Incorporation Class A	5,007	187,011
		343,503
Insurance: 2.19%
American Equity Investment Life Holding Company	4,311	174,639
Amerisafe Incorporated	2,531	150,265
Argo Group International Holdings Limited	1,569	42,645
BRP Group Incorporated Class A †	1,976	59,359
CNO Financial Group Incorporated	7,442	174,738
Crawford & Company Class A	3,432	21,725
Donegal Group Incorporated Class A	2,696	40,090
eHealth Incorporated †	3,284	11,691
Employers Holdings Incorporated	3,294	153,072
Enstar Group Limited †	399	86,978
Genworth Financial Incorporated Class A †	56,981	286,614
Goosehead Insurance Incorporated Class A †	268	10,883
Greenlight Capital Limited †	11,429	89,489
Horace Mann Educators Corporation	1,654	63,828
Investors Title Company	188	28,866
James River Group Holdings Limited	567	13,619
Kinsale Capital Group Incorporated	982	302,662
MBIA Incorporated †	779	9,901
National Western Life Group Class A	27	5,692
Palomar Holdings Incorporated †	780	48,937
ProAssurance Corporation	2,496	49,895
RLI Corporation	1,523	198,097
Safety Insurance Group Incorporated	1,321	121,189
Selective Insurance Group Incorporated	2,725	261,927
SelectQuote Incorporated †	11,803	7,083
SiriusPoint Limited †	1,947	12,694
Stewart Information Services Corporation	2,685	118,838
Tiptree Incorporated	270	3,745
Trean Insurance Group Incorporated †	7,754	21,401
Trupanion Incorporated †	1,258	65,756
United Fire Group Incorporated	4,236	129,410
Universal Insurance Holdings Company	3,858	42,399
		2,808,127
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Mortgage REITs: 1.23%
Apollo Commercial Real Estate Finance Incorporated	5,579	$ 68,956
Arbor Realty Trust Incorporated	5,838	86,869
Ares Commercial Real Estate	2,766	34,464
Blackstone Mortgage Trust Incorporated Class A	6,054	152,985
BrightSpire Capital Incorporated REIT	1,487	10,617
Broadmark Realty Capital Incorporated	5,794	23,582
Chicago Atlantic Real Estate Incorporated	6,160	99,792
Chimera Investment Corporation	25,266	173,072
Claros Mortgage Trust Incorporated	2,506	43,304
Dynex Capital Incorporated	5,437	71,225
Ellington Financial Incorporated	7,595	103,596
Granite Point Mortgage Trust Incorporated	4,986	31,960
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	1,570	50,931
Invesco Mortgage Capital REIT	4,591	60,280
KKR Real Estate Finance Trust	2,707	44,801
Ladder Capital Corporation	9,929	110,212
MFA Financial Incorporated	5,114	57,175
NexPoint Real Estate Finance REIT	3,136	59,176
PennyMac Mortgage Investment Trust	854	13,041
Ready Capital Corporation	4,863	65,164
Redwood Trust Incorporated	5,490	43,371
TPG Real Estate Finance Trust Incorporated	2,801	20,755
TWO HARBORS INVESTMENT Corporation REIT CNY1.0	8,942	146,649
		1,571,977
Thrifts & mortgage finance: 0.96%
Axos Financial Incorporated †	1,702	68,267
Enact Holdings Incorporated	915	22,692
Essent Group Limited	3,708	148,654
Federal Agricultural Mortgage Corporation Class C	358	45,054
Merchants Bancorp Incorporated	1,023	26,179
Mr. Cooper Group Incorporated †	5,093	230,000
NMI Holdings Incorporated Class A †	3,893	83,816
PennyMac Financial Services Incorporated	1,738	103,689
Provident Financial Services Incorporated	2,113	47,606
Radian Group Incorporated	7,634	149,397
Sterling Bancorp Incorporated †	1,721	11,083
Velocity Financial Incorporated †	4,098	41,677
Walker & Dunlop Incorporated	1,307	116,728
Washington Federal Incorporated	2,365	83,414
WSFS Financial Corporation	1,099	53,312
		1,231,568
Health care: 17.68%
Biotechnology: 7.74%
Acadia Pharmaceuticals Incorporated †	7,689	119,795
Adicet Bio Incorporated †	3,856	70,102
ADMA Biologics Incorporated †	34,412	114,936
Aduro Biotech Incorporated	9,490	0
Agenus Incorporated †	16,441	44,391
Akero Therapeutics Incorporated †	1,532	71,238
Albireo Pharma Incorporated †	1,000	22,080
Alector Incorporated †	2,614	22,193
Alkermes plc †	9,199	227,951
Allogene Therapeutics Incorporated †	3,158	31,138
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  13

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Alpine Immune Sciences Incorporated †	4,453	$ 27,965
Amicus Therapeutics Incorporated †	12,913	156,247
Anaptysbio Incorporated †	880	24,314
Anika Therapeutics Incorporated †	2,036	64,215
Apellis Pharmaceuticals Incorporated †	3,724	185,939
Arbutus Biopharma Corporation †	1,000	2,350
Arcturus Therapeutics Holdings Incorporated †	1,127	20,782
Arcus Biosciences Incorporated †	4,257	149,719
Arrowhead Pharmaceuticals Incorporated †	3,351	107,902
Atara Biotherapeutics Incorporated †	9,496	43,017
Aurinia Pharmaceuticals Incorporated †	7,448	38,208
Avid Bioservices Incorporated †	7,616	119,267
Avidity Biosciences Incorporated †	1,041	12,117
Beam Therapeutics Incorporated †	2,111	97,507
Biocryst Pharmaceuticals Incorporated †	11,569	154,562
bluebird bio Incorporated †	23,574	183,641
Blueprint Medicines Corporation †	2,660	127,121
Bridgebio Pharma Incorporated †	5,729	53,681
C4 Therapeutics Incorporated †	725	6,213
CareDx Incorporated †	2,468	31,961
Caribou Biosciences Incorporated †	661	6,154
Cassava Sciences Incorporated †	601	20,933
Catalyst Pharmaceuticals Incorporated †	19,879	333,371
Celldex Therapeutics Incorporated †	591	21,920
Celularity Incorporated †	14,443	24,698
Chimerix Incorporated †	12,182	26,435
Chinook Therapeutics Incorporated †	3,239	73,363
Cogent Biosciences Incorporated †	1,419	17,851
Coherus Biosciences Incorporated †	8,925	61,226
Cytokinetics Incorporated †	3,868	164,390
Deciphera Pharmaceuticals Incorporated †	15,103	240,289
Denali Therapeutics Incorporated †	3,242	103,452
Design Therapeutics Incorporated †	201	2,814
Dynavax Technologies Corporation †	13,506	167,609
Eagle Pharmaceuticals Incorporated †	4,502	163,513
Editas Medicine Incorporated †	1,851	19,621
Eiger BioPharmaceuticals Incorporated †	3,095	14,051
Emergent BioSolutions Incorporated †	5,285	65,006
Enanta Pharmaceuticals Incorporated †	2,602	113,942
Enochian Biosciences Incorporated †	36,268	54,583
Fate Therapeutics Incorporated †	1,872	38,975
Fibrogen Incorporated †	8,651	124,315
Gelesis Holdings Incorporated †	25,401	9,398
Geron Corporation †	37,333	86,613
Gossamer Bio Incorporated †	8,359	71,553
GreenLight Biosciences Holdings †	23,755	35,157
Halozyme Therapeutics Incorporated †	8,294	474,914
Heron Therapeutics Incorporated †	4,739	12,843
Ideaya Biosciences Incorporated †	1,711	30,593
IGM Biosciences Incorporated †	2,670	58,767
Immunogen Incorporated †	11,070	57,453
Inhibrx Incorporated †	199	5,966
Insmed Incorporated †	6,000	110,940
Intellia Therapeutics Incorporated †	2,446	125,871
Intercept Pharmaceuticals Incorporated †	9,213	137,366
Ironwood Pharmaceuticals Incorporated †	29,544	357,778
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Iteos Therapeutics Incorporated †	5,514	$ 111,107
Iveric Bio Incorporated †	5,277	124,643
Jounce Therapeutics Incorporated †	753	663
Karuna Therapeutics Incorporated †	1,236	290,843
Karyopharm Therapeutics Incorporated †	14,981	79,249
Keros Therapeutics Incorporated †	2,103	104,814
Kezar Life Sciences Incorporated †	2,244	17,526
Kiniksa Pharmaceuticals Limited Class A †	4,002	67,354
Krystal Biotech Incorporated †	961	74,708
Kura Oncology Incorporated †	841	13,263
Kymera Therapeutics Incorporated †	1,850	53,613
Lexicon Pharmaceuticals Incorporated †	8,160	17,462
Ligand Pharmaceuticals Incorporated	1,588	115,765
Lyell Immunopharma Incorporated †	1,578	6,643
Macrogenics Incorporated †	2,769	17,805
Madrigal Pharmaceuticals Incorporated †	950	66,605
Mannkind Corporation †	19,795	92,641
MeiraGTx Holdings plc †	6,967	42,917
MiMedx Group Incorporated †	38,195	124,134
Mirum Pharmaceuticals Incorporated †	1,082	20,179
Morphic Holding Incorporated †	1,271	34,978
Myriad Genetics Incorporated †	6,960	141,010
Nkarta Incorporated †	578	4,901
Nurix Therapeutics Incorporated †	901	11,163
OPKO Health Incorporated †	18,257	27,386
Organogenesis Holdings Incorporated Class A †	12,166	33,335
Pardes Biosciences Incorporated †	73,903	66,527
PepGen Incorporated †	473	7,076
PMV Pharmaceuticals Incorporated †	1,121	11,188
Precigen Incorporated †	4,056	7,382
Prometheus Biosciences Incorporated †	1,375	56,526
Protagonist Therapeutics Incorporated †	5,903	46,693
Prothena Corporation plc †	3,907	244,227
PTC Therapeutics Incorporated †	4,470	185,460
Rallybio Corporation †	1,006	5,795
Recursion Pharmaceuticals Class A †	736	6,918
Regenxbio Incorporated †	4,638	110,848
Relay Therapeutics Incorporated †	1,113	20,680
Revolution Medicines Incorporated †	1,766	41,660
Rigel Pharmaceuticals Incorporated †	28,099	18,871
Rocket Pharmaceuticals Incorporated †	1,728	32,625
Sana Biotechnology Incorporated †	703	3,508
Sangamo Therapeutics Incorporated †	5,877	21,510
Seres Therapeutics Incorporated †	6,840	44,460
Sorrento Therapeutics Incorporated †	45,632	59,322
Springworks Therapeutics Incorporated †	1,786	43,185
Sutro Biopharma Incorporated †	9,082	68,024
Syndax Pharmaceuticals Incorporated †	4,441	106,406
Tango Therapeutics Incorporated †	28,730	215,762
TG Therapeutics Incorporated †	6,461	56,986
Travere Therapeutics Incorporated †	5,529	111,299
Twist Bioscience Corporation †	2,958	80,901
Vanda Pharmaceuticals Incorporated †	2,820	30,766
Vaxcyte Incorporated †	4,265	196,446
Veracyte Incorporated †	3,109	86,244
Vericel Corporation †	3,080	70,316
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  15

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Verve Therapeutics Incorporated †	125	$ 2,904
VIR Biotechnology Incorporated †	7,005	197,681
Xencor Incorporated †	5,341	158,735
Y-mAbs Therapeutics Incorporated †	1,699	7,595
Zentalis Pharmaceuticals Incorporated †	1,801	39,838
		9,923,346
Health care equipment & supplies: 3.94%
AngioDynamics Incorporated †	3,033	39,277
Artivion Incorporated †	1,216	15,553
Atricure Incorporated †	3,263	148,662
Atrion Corporation	177	107,050
Avanos Medical Incorporated †	4,260	114,594
Axonics Incorporated †	1,425	97,584
BioLife Solutions Incorporated †	1,191	25,213
Bioventus Incorporated Class A †	990	1,931
Cardiovascular Systems Incorporated †	3,179	44,538
Cerus Corporation †	6,587	26,348
Conmed Corporation	1,569	129,992
Cryoport Incorporated †	1,606	31,719
Cue Health Incorporated †	13,176	42,163
Cutera Incorporated †	1,856	88,308
EMBECTA Corporation	6,651	218,951
Figs Incorporated Class A †	321	2,513
Glaukos Corporation †	1,915	89,182
Haemonetics Corporation †	2,619	223,427
Inari Medical Incorporated †	1,807	132,959
Inogen Incorporated †	3,614	80,664
Inspire Medical Systems Incorporated †	1,252	302,446
Integer Holdings Corporation †	1,968	146,262
IRadimed Corporation	2,507	74,107
iRhythm Technologies Incorporated †	1,833	199,889
Lantheus Holdings Incorporated †	4,250	263,840
LeMaitre Vascular Incorporated	1,721	80,629
LivaNova plc †	3,030	167,771
Merit Medical Systems Incorporated †	3,119	224,568
Mesa Laboratories Incorporated	96	16,240
Neogen Corporation †	3,494	57,861
Nevro Corporation †	1,613	75,343
NuVasive Incorporated †	3,794	147,359
Omnicell Incorporated †	1,261	65,080
OraSure Technologies Incorporated †	3,513	17,706
Orthofix Medical Incorporated †	1,413	25,420
Orthopediatrics Corporation †	682	30,001
Outset Medical Incorporated †	879	18,529
Owlet Incorporated †	1,684	1,398
Senseonics Holdings Incorporated †	28,934	32,117
Shockwave Medical Incorporated †	1,626	412,354
SI-BONE Incorporated †	540	6,631
Silk Road Medical Incorporated †	2,629	139,994
STAAR Surgical Company †	2,275	129,925
Tactile Systems Technology Class I †	6,520	55,811
TransMedics Group Incorporated †	1,828	113,098
UFP Technologies Incorporated †	1,345	161,467
Utah Medical Products Incorporated	892	79,442
Varex Imaging Corporation †	5,277	112,083
See accompanying notes to portfolio of investments

16  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Vicarious Surgical Incorporated †	1,603	$ 5,611
ViewRay Incorporated †	3,438	16,571
ZIMVIE Incorporated †	7,126	63,706
Zynex Incorporated	10,002	137,227
		5,041,114
Health care providers & services: 2.43%
23andMe Holding Company †	2,056	6,271
AdaptHealth Corporation †	4,182	93,300
Addus Homecare Corporation †	1,122	123,734
Agiliti Incorporated †	777	12,828
Airsculpt Technologies Incorporated	9,027	32,317
AMN Healthcare Services Incorporated †	3,014	372,832
Apollo Medical Holdings Incorporated †	2,622	74,622
ATI Physical Therapy Incorporated †	2,810	1,113
Aveanna Healthcare Holdings †	2,168	1,471
Brookdale Senior Living Incorporated †	12,860	40,509
Cano Health Incorporated †	11,928	22,663
CareMax Incorporated †	2,814	11,143
Clover Health Investments Corporation †	8,285	10,853
Community Health Systems Incorporated †	27,133	93,066
CorVel Corporation †	832	127,271
Cross Country Healthcare Incorporated †	8,497	304,023
Fulgent Genetics Incorporated †	1,608	58,322
HealthEquity Incorporated †	2,636	167,333
Innovage Holding Corporation †	921	5,968
Mednax Incorporated †	6,764	108,089
Modivcare Incorporated †	431	33,187
National Healthcare Corporation	803	49,497
Oncology Institute Incorporated †	10,685	15,066
Option Care Health Incorporated †	7,776	234,135
Owens & Minor Incorporated	5,876	121,104
P3 Health Partners Incorporated †	4,489	21,457
Patterson Companies Incorporated	6,955	197,800
PetIQ Incorporated †	5,888	69,891
Progyny Incorporated †	2,813	103,040
R1 RCM Incorporated †	4,525	40,951
RadNet Incorporated †	54	1,068
Select Medical Holdings Corporation	6,633	163,039
Surgery Partners Incorporated †	1,349	38,190
The Ensign Group Incorporated	2,555	242,725
The Joint Corporation †	713	10,631
The Pennant Group Incorporated †	4,317	44,638
U.S. Physical Therapy Incorporated	701	60,573
		3,114,720
Health care technology: 0.65%
Allscripts Healthcare Solutions Incorporated †	10,581	200,404
Computer Programs & Systems Incorporated †	3,542	104,843
Evolent Health Incorporated Class A †	5,889	169,544
HealthStream Incorporated †	1,347	34,214
MultiPlan Corporation †	22,782	33,945
NextGen Healthcare Incorporated †	9,242	192,234
OptimizeRx Corporation †	800	16,872
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  17

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Health care technology (continued)
Phreesia Incorporated †	818	$ 22,757
Simulations Plus Incorporated	1,478	59,992
		834,805
Life sciences tools & services: 0.94%
Abcellera Biologics Incorporated †	15,920	204,890
Adaptive Biotechnologies Corporation †	8,417	73,901
Akoya Biosciences Incorporated †	130	1,687
Alpha Teknova Incorporated †	6,830	32,238
Berkeley Lights Incorporated †	4,599	13,521
Cerevel Therapeutics Holdings Incorporated †	457	13,235
Codexis Incorporated †	9,246	50,576
Cytek Biosciences Incorporated †	4,843	62,426
Inotiv Incorporated †	4,260	25,730
Medpace Holdings Incorporated †	1,960	411,384
Nanostring Technologies Incorporated †	2,236	15,630
Neogenomics Incorporated †	5,964	66,856
OmniAb Incorporated †	7,781	27,545
Pacific Biosciences of California †	7,825	84,119
Quanterix Corporation †	2,536	33,729
Quantum-Si Incorporated †	6,864	16,336
Science 37 Holdings Incorporated †	25,089	14,958
Seer Incorporated †	1,571	10,149
Somalogic Incorporated †	17,467	48,908
		1,207,818
Pharmaceuticals: 1.98%
Amneal Pharmaceuticals Incorporated †	69,470	177,843
Amphastar Pharmaceuticals Incorporated †	6,664	196,521
ANI Pharmaceuticals Incorporated †	72	3,020
Atea Pharmaceuticals Incorporated †	3,295	15,454
Axsome Therapeutics Incorporated †	1,936	139,953
Collegium Pharmaceutical Incorporated †	1,961	42,887
Corcept Therapeutics Incorporated †	8,238	208,257
Dova Pharmaceuticals Incorporated †	2,458	0
Evolus Incorporated †	1,548	11,208
Harmony Biosciences Holdings †	2,567	153,430
Innoviva Incorporated †	15,754	206,850
Intra-Cellular Therapies Incorporated †	4,104	222,519
Liquidia Technologies Incorporated †	4,785	24,021
Pacira Biosciences Incorporated †	2,363	114,015
Phibro Animal Health Corporation Class A	7,798	95,993
Prestige Consumer Healthcare Incorporated †	5,822	357,820
Revance Therapeutics Incorporated †	3,830	83,149
Siga Technologies Incorporated	24,830	227,939
Supernus Pharmaceuticals Incorporated †	3,780	138,802
Theravance Biopharma Incorporated †	10,695	115,078
Tricida Incorporated †	6,980	1,675
		2,536,434
Industrials: 14.23%
Aerospace & defense: 1.15%
AAR Corporation †	5,033	234,336
Aerojet Rocketdyne Holdings †	5,226	271,752
Aerovironment Incorporated †	606	55,746
See accompanying notes to portfolio of investments

18  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Aersale Corporation †	5,864	$ 92,944
Astronics Corporation †	3,520	29,568
Cadre Holdings Incorporated	667	17,302
Ducommun Incorporated †	1,433	72,094
Kaman Corporation	1,765	35,953
Kratos Defense & Security Solutions Incorporated †	1,088	10,358
Maxar Technologies Incorporated	5,364	129,809
Momentus Incorporated †	14,712	15,889
Moog Incorporated Class A	2,112	183,807
Park Aerospace Corporation	3,299	43,646
Parsons Corporation †	2,268	112,266
Redwire Corporation †	928	1,967
Rocket Lab USA Incorporated †	2,836	11,883
Triumph Group Incorporated †	6,868	78,639
Vectrus Incorporated †	1,922	77,668
		1,475,627
Air freight & logistics: 0.16%
Air Transport Services Group †	1,157	32,442
Forward Air Corporation	540	60,680
Hub Group Incorporated Class A †	1,274	107,207
Radiant Logistics Incorporated †	1,675	8,945
		209,274
Airlines: 0.26%
Allegiant Travel Company †	702	57,992
Blade Air Mobility Incorporated †	1,135	5,584
Frontier Group Holdings Incorporated †	3,145	41,011
Hawaiian Holdings Incorporated †	2,386	33,165
Joby Aviation Incorporated †	6,553	26,998
SkyWest Incorporated †	7,061	130,275
Sun Country Airlines Holding †	1,488	30,058
Wheels Up Experience Incorporated †	5,016	6,420
		331,503
Building products: 0.84%
AAON Incorporated	449	35,588
American Woodmark Corporation †	201	10,894
Apogee Enterprises Incorporated	2,289	110,444
Griffon Corporation	2,665	94,101
Insteel Industries Incorporated	1,033	30,463
Janus International Group Incorporated †	1,314	14,388
JELD-WEN Holding Incorporated †	3,844	39,747
Masonite International Corporation †	841	63,302
Quanex Building Products Corporation	3,499	83,171
Resideo Technologies Incorporated †	6,474	104,879
Simpson Manufacturing Company Incorporated	1,416	131,759
UFP Industries Incorporated	2,675	218,976
Zurn Water Solutions Corporation	5,657	136,956
		1,074,668
Commercial services & supplies: 1.31%
ABM Industries Incorporated	3,029	142,908
ACCO Brands Corporation	5,416	30,167
Brady Corporation Class A	1,327	63,563
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  19

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Commercial services & supplies (continued)
Casella Waste Systems Incorporated Class A †	1,515	$ 130,426
CompX International Incorporated	1,266	25,029
CoreCivic Incorporated †	12,820	170,250
Ennis Incorporated	3,944	91,619
Harsco Corporation †	3,006	22,485
Healthcare Services Group Incorporated	3,352	46,760
Heritage Crystal Clean Incorporated †	1,041	32,896
HNI Corporation	1,921	55,709
Interface Incorporated	4,904	53,110
KAR Auction Services Incorporated †	2,496	34,295
Matthews International Corporation Class A	1,389	43,976
Montrose Environmental Group †	164	7,570
NL Industries	10,572	71,890
Pitney Bowes Incorporated	7,864	30,040
Quad Graphics Incorporated †	33,833	125,182
SP Plus Corporation †	3,077	107,357
Steelcase Incorporated Class A	5,045	40,007
The Brink's Company	1,556	92,971
The Geo Group Incorporated †	15,057	177,974
UniFirst Corporation	297	57,547
Viad Corporation †	731	21,645
		1,675,376
Construction & engineering: 1.24%
Ameresco Incorporated Class A †	1,637	107,256
APi Group Corporation †	6,171	118,607
Arcosa Incorporated	1,053	64,338
Argan Incorporated	380	14,421
Comfort Systems Incorporated	1,494	189,379
Dycom Industries Incorporated †	1,620	147,647
EMCOR Group Incorporated	1,652	255,895
Fluor Corporation †	6,714	225,658
Granite Construction Incorporated	1,301	46,862
Great Lakes Dredge & Dock Company †	2,137	15,643
IES Holdings Incorporated †	247	8,354
MYR Group Incorporated †	851	81,296
Northwest Pipe Company †	233	8,728
NV5 Global Incorporated †	355	51,301
Primoris Services Corporation	1,588	33,904
Sterling Construction Company Incorporated †	3,967	129,919
Tutor Perini Corporation †	1,853	13,249
WillScot Mobile Mini Holdings Corporation †	1,493	71,978
		1,584,435
Electrical equipment: 1.76%
Allied Motion Technologies	615	21,796
Array Technologies Incorporated †	7,054	147,711
Atkore Incorporated †	3,433	419,341
AZZ Incorporated	1,171	48,749
Babcock & Wilcox Enterprises Incorporated †	8,077	36,831
Bloom Energy Corporation Class A †	8,025	170,852
Encore Wire Corporation	2,372	346,573
Energy Vault Holdings Incorporated †	9,456	35,365
EnerSys	2,124	160,532
Enovix Corporation †	2,563	33,447
Fluence Energy Incorporated †	1,571	26,990
See accompanying notes to portfolio of investments

20  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Electrical equipment (continued)
FTC Solar Incorporated †	4,517	$ 9,576
Fuelcell Energy Incorporated †	9,277	32,098
GrafTech International Limited	24,145	130,383
Nuscale Power Corporation †	7,643	83,309
Powell Industries Incorporated	4,399	115,782
Preformed Line Products Company	640	60,378
Shoals Technologies Group Class A †	4,607	133,465
Stem Incorporated †	6,939	90,693
Thermon Group Holdings Incorporated †	2,622	53,253
TPI Composites Incorporated †	2,183	26,371
Vicor Corporation †	1,342	72,455
		2,255,950
Industrial conglomerates: 0.04%
Brookfield Business Corporation Class A	2,415	53,565
Machinery: 3.97%
Alamo Group Incorporated	640	96,320
Albany International Corporation Class A	1,940	196,658
Astec Industries Incorporated	1,440	63,706
Barnes Group Incorporated	2,344	99,831
Blue Bird Corporation †	4,262	50,334
Briggs & Stratton Corporation ♦	1,723	0
Chart Industries Incorporated †	1,379	197,183
Circor International Incorporated †	2,628	72,401
Columbus McKinnon Corporation	65	2,095
Douglas Dynamics Incorporated	2,018	78,541
Energy Recovery Incorporated †	3,318	76,911
Enerpac Tool Group Corporation	2,879	72,090
EnPro Industries Incorporated	1,373	163,112
ESCO Technologies Incorporated	875	82,259
Evoqua Water Technologies Company †	5,863	254,982
Fathom Digital Manufacturing †	2,778	6,751
Federal Signal Corporation	3,264	158,598
Franklin Electric Company Incorporated	2,028	168,932
Gorman Rupp Company	1,389	38,448
Helios Technologies Incorporated	1,488	78,477
Hillenbrand Incorporated	5,719	285,950
Hillman Solutions Corporation †	204	1,624
Hydrofarm Holdings Group Incorporated †	1,804	4,528
Hyster Yale Materials Handeling Incorporated	647	18,944
John Bean Technologies Corporation	1,238	113,723
Kadant Incorporated	773	149,220
Kennametal Incorporated	4,523	119,498
Lightning Emotors Incorporated †	2,058	1,403
Lindsay Manufacturing Company	614	108,365
Luxfer Holdings plc	879	12,886
Manitowoc Company Incorporated †	1,712	16,812
Microvast Holdings Incorporated †	1,966	4,306
Mueller Industries Incorporated	4,786	329,133
Mueller Water Products Incorporated Class A	7,101	82,798
Proterra Incorporated †	851	4,715
Proto Labs Incorporated †	809	21,455
RBC Bearings Incorporated †	701	166,116
REV Group Incorporated	7,773	107,967
SPX Technologies Incorporated †	1,470	98,343
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  21

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Machinery (continued)
Standex International Corporation	975	$ 102,424
Tennant Company	1,395	88,624
Terex Corporation	5,128	235,426
The Greenbrier Companies Incorporated	1,799	69,064
The Shyft Group Incorporated	4,877	119,633
Titan International Incorporated †	10,711	153,489
Trinity Industries Incorporated	6,350	194,501
Wabash National Corporation	9,176	230,042
Watts Water Technologies Incorporated	1,848	292,816
		5,091,434
Marine: 0.03%
Matson Incorporated	571	36,407
Professional services: 1.73%
ASGN Incorporated †	2,106	190,804
Atlas Technical Consultants Incorporated †	3,493	18,897
Barrett Business Services Incorporated	1,096	107,770
CBIZ Incorporated †	3,215	159,625
CRA International Incorporated	1,383	170,469
Exponent Incorporated	1,419	146,739
First Advantage Corporation †	1,559	20,735
Forrester Research Incorporated †	520	18,294
Franklin Covey Company †	728	37,827
Heidrick & Struggles International Incorporated	968	28,750
HireRight Holdings Corporation †	2,374	30,079
Huron Consulting Group Incorporated †	2,162	168,333
ICF International Incorporated	1,300	140,881
Insperity Incorporated	1,871	221,807
Kelly Services Incorporated Class A	6,274	106,595
Kforce Incorporated	2,301	135,920
Korn Ferry International	2,098	119,649
Resources Connection Incorporated	9,614	185,550
Sterling Check Corporation †	375	5,453
TriNet Group Incorporated †	1,798	130,301
TrueBlue Incorporated †	3,297	71,149
		2,215,627
Road & rail: 0.69%
Arcbest Corporation	2,130	176,300
Covenant Logistics Group Incorporated	3,873	148,684
Daseke Incorporated †	12,445	72,554
Marten Transport Limited	4,427	94,339
P.A.M. Transportation Services Incorporated †	2,770	77,643
Saia Incorporated †	898	218,744
Universal Logistics Holdings Incorporated	1,932	73,358
Werner Enterprises Incorporated	663	29,159
		890,781
Trading companies & distributors: 1.05%
Applied Industrial Technologies Incorporated	1,454	192,640
Beacon Roofing Supply Incorporated †	2,087	121,860
Bluelinx Holdings Incorporated †	1,260	87,444
Boise Cascade Company	2,549	188,728
GATX Corporation	460	51,865
See accompanying notes to portfolio of investments

22  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
GMS Incorporated †	1,396	$ 68,544
Herc Holdings Incorporated	252	32,299
MRC Global Incorporated †	2,705	31,811
NOW Incorporated †	2,026	25,284
Rush Enterprises Incorporated Class A	2,366	121,920
Rush Enterprises Incorporated Class B	1,189	63,005
Textainer Group Holdings Limited	356	10,851
Titan Machinery Incorporated †	1,404	61,818
Triton International Limited	1,665	112,338
Veritiv Corporation	1,281	172,346
		1,342,753
Information technology: 13.76%
Communications equipment: 0.76%
ADTRAN Holdings Incorporated	780	15,811
Calix Incorporated †	2,498	178,107
Cambium Networks Corporation †	77	1,639
Clearfield Incorporated †	1,142	150,310
CommScope Holdings Incorporated †	11,886	105,548
Digi International Incorporated †	220	9,343
DZS Incorporated †	2,270	26,831
Extreme Networks Incorporated †	8,188	171,702
Harmonic Incorporated †	4,197	64,382
Infinera Corporation †	6,630	44,753
Inseego Corporation †	13,506	17,153
NetScout Systems Incorporated †	3,407	127,013
Ribbon Communications Incorporated †	2,266	5,733
Viavi Solutions Incorporated †	5,365	60,785
		979,110
Electronic equipment, instruments & components: 2.74%
Advanced Energy Industries Incorporated	1,626	150,633
Badger Meter Incorporated	1,083	125,433
Belden Incorporated	3,548	285,401
Benchmark Electronics Incorporated	4,077	117,703
Cepton Incorporated †	17,948	24,409
CTS Corporation	2,094	88,995
ePlus Incorporated †	2,744	136,267
Fabrinet †	2,065	275,492
Identiv Incorporated †	5,387	44,981
Insight Enterprises Incorporated †	2,563	266,321
Itron Incorporated †	2,256	119,974
Kimball Electronics Incorporated †	2,054	47,427
Knowles Corporation †	8,093	126,251
Methode Electronics Incorporated	2,553	116,621
Mirion Technologies Incorporated †	9,334	59,551
Napco Security Technologies Incorporated †	3,711	97,896
Novanta Incorporated †	1,177	185,672
OSI Systems Incorporated †	996	88,126
PC Connection Incorporated	2,058	114,322
Plexus Corporation †	1,521	167,645
Sanmina Corporation †	5,033	332,631
ScanSource Incorporated †	6,106	182,325
TTM Technologies Incorporated †	7,951	127,773
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  23

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
Vishay Intertechnology Incorporated	8,849	$ 203,881
Vishay Precision Group †	549	22,273
		3,508,003
IT services: 2.46%
Alliance Data Systems Corporation	5,380	220,741
BM Technologies Incorporated †	1,787	9,507
Brightcove Incorporated †	5,511	30,476
Cantaloupe Incorporated †	3,527	12,803
Conduent Incorporated †	37,138	150,038
Core Scientific Incorporated †	31,144	4,152
CSG Systems International Incorporated	4,083	252,493
Cyxtera Technologies Incorporated †	3,306	6,480
DigitalOcean Holdings Incorporated †	3,230	96,351
ESC Incorporated	6,981	0
Evertec Incorporated	4,229	142,813
ExlService Holdings Incorporated †	2,072	387,878
Flywire Corporation †	1,485	32,210
Grid Dynamics Holdings Incorporated †	2,888	36,793
Hackett Group Incorporated	8,667	200,208
I3 Verticals Incorporated Class A †	1,663	43,720
IBEX Holdings Limited †	3,798	98,026
Information Services Group Incorporated	24,989	133,941
International Money Express Incorporated †	8,303	180,341
Limelight Networks Incorporated †	6,236	8,980
Marqeta Incorporated Class A †	13,553	90,670
Maximus Incorporated	1,750	123,025
Paya Holdings Incorporated Class A †	5,617	52,294
Payoneer Global Incorporated †	6,425	34,695
Paysafe Limited †	14,501	20,591
Perficient Incorporated †	2,789	198,158
PFSweb Incorporated †	2,991	33,409
Priority Technology Holdings †	855	5,096
Rackspace Technology Incorporated †	2,669	13,025
Repay Holdings Corporation †	376	3,331
Sabre Corporation †	22,732	138,893
StoneCo Limited Class A †	10,782	125,934
TTEC Holdings Incorporated	609	29,202
Unisys Corporation †	12,703	54,623
Verra Mobility Corporation †	11,298	179,073
		3,149,970
Semiconductors & semiconductor equipment: 2.53%
Acm Research Incorporated Class A †	832	7,538
Alpha & Omega Semiconductor †	5,357	187,924
Ambarella Incorporated †	1,407	104,399
Amkor Technology Incorporated	5,508	154,334
Axcelis Technologies Incorporated †	3,072	245,330
Cohu Incorporated †	2,318	83,031
Diodes Incorporated †	3,069	283,054
FormFactor Incorporated †	3,590	82,821
Ichor Holdings Limited †	1,271	37,850
Impinj Incorporated †	498	63,520
Kulicke and Soffa Industries Incorporated	2,616	125,437
Macom Technology Solutions Holdings Incorporated †	1,883	129,343
Maxlinear Incorporated †	3,287	120,304
See accompanying notes to portfolio of investments

24  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Onto Innovation Incorporated †	2,531	$ 202,353
PDF Solutions Incorporated †	1,128	35,385
Photronics Incorporated †	8,114	152,543
Power Integrations Incorporated	2,446	196,854
Rambus Incorporated †	4,899	188,024
Semtech Corporation †	2,894	88,962
Silicon Laboratories Incorporated †	686	99,772
Sitime Corporation †	756	79,728
Skywater Technology Incorporated †	1,714	16,917
Smart Global Holdings Incorporated †	5,823	98,467
SunPower Corporation †	5,182	125,664
Synaptics Incorporated †	1,882	199,436
Ultra Clean Holdings Incorporated †	2,153	76,711
Veeco Instruments Incorporated †	3,143	62,483
		3,248,184
Software: 4.86%
8x8 Incorporated †	13,919	59,573
A10 Networks Incorporated	11,943	223,454
ACI Worldwide Incorporated †	8,420	175,978
Adeia Incorporated	8,640	95,472
Agilysys Incorporated †	725	48,140
Alarm.com Holdings Incorporated †	1,670	83,333
Altair Engineering Incorporated Class A †	2,425	118,995
American Software Incorporated Class A	6,964	103,137
AppFolio Incorporated Class A †	728	83,058
Appian Corporation †	2,725	103,632
Applied Blockchain Incorporated †	9,283	18,102
Arlo Technologies Incorporated †	15,124	57,774
Arteris Incorporated †	3,893	19,270
Asana Incorporated Class A †	7,443	135,165
Avaya Holdings Corporation †	87,025	84,066
Benefitfocus Incorporated †	8,235	85,397
Blackbaud Incorporated †	1,841	109,116
BlackLine Incorporated †	579	39,193
Box Incorporated Class A †	6,543	179,605
C3.ai Incorporated †	101	1,314
Cerence Incorporated †	6,021	123,491
CleanSpark Incorporated †	28,409	63,920
Clear Secure Incorporated Class A	1,355	42,113
CommVault Systems Incorporated †	2,061	136,026
Concensus Cloud Solution †	5,410	307,234
Couchbase Incorporated †	199	2,706
CS Disco Incorporated †	218	1,705
Cvent Holding Corporation †	1,833	10,265
Digital Turbine Incorporated †	8,223	150,152
Domo Incorporated Class B †	2,024	28,943
Duck Creek Technologies Incorporated †	3,229	36,133
E2open Parent Holding Incorporated †	1,089	6,414
Ebix Incorporated	1,340	25,447
eGain Corporation †	7,698	67,742
Enfusion Incorporated Class A †	1,201	11,470
EngageSmart Incorporated †	1,485	25,200
Envestnet Incorporated †	2,769	163,426
EverCommerce Incorporated †	1,846	12,313
Greenidge Generation Holdings †	29,901	19,128
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  25

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Software (continued)
Instructure Holdings Incorporated †	2,283	$ 57,326
Intapp Incorporated †	983	22,717
InterDigital Incorporated	1,479	74,201
IronNet Incorporated †	14,353	6,272
Kaleyra Incorporated †	21,862	25,579
KnowBe4 Incorporated Class A †	185	4,568
LivePerson Incorporated †	3,804	44,659
LiveRamp Holdings Incorporated †	1,721	37,793
LiveVox Holdings Incorporated †	15,730	35,550
Marathon Digital Holdings Incorporated †	4,720	29,830
Matterport Incorporated †	10,500	33,075
MeridianLink Incorporated †	932	13,682
MicroStrategy Incorporated Class A †	432	85,575
Mitek Systems Incorporated †	1,165	11,918
Model N Incorporated †	2,368	92,068
N-able Incorporated †	7,905	88,773
OneSpan Incorporated †	1,687	21,206
Pagerduty Incorporated †	3,308	73,570
Progress Software Corporation	3,946	210,401
PROS Holdings Incorporated †	2,443	58,192
Q2 Holdings Incorporated †	777	21,134
Qualys Incorporated †	2,715	334,814
Rapid7 Incorporated †	2,618	76,969
Rimini Street Incorporated †	13,227	55,553
Riot Blockchain Incorporated †	6,527	30,351
Sapiens International Corporation	2,879	56,025
Secureworks Corporation Class A †	10,394	74,629
Sprout Social Incorporated Class A †	3,201	189,819
SPS Commerce Incorporated †	2,125	302,303
Telos Corporation †	6,380	26,158
Tenable Holdings Incorporated †	4,718	180,133
TeraWulf Incorporated †	39,069	32,427
Upland Software Incorporated †	6,569	49,530
Varonis Systems Incorporated †	4,117	87,445
Verint Systems Incorporated †	6,302	247,858
Veritone Incorporated †	1,355	9,133
Viant Technology †	6,771	25,865
Weave Communications Incorporated †	327	1,288
WM Technology Incorporated †	18,177	21,267
Workiva Incorporated †	2,120	170,787
XPERI Incorporated †	3,455	37,003
Yext Incorporated †	6,242	33,270
Zeta Global Holdings Corporation Class A †	3,501	29,338
Zuora Incorporated †	6,347	48,745
		6,226,401
Technology hardware, storage & peripherals: 0.41%
3D Systems Corporation †	1,873	18,992
Avid Technology Incorporated †	3,444	96,708
CompoSecure Incorporated †	12,781	64,033
Diebold Nixdorf Incorporated †	19,531	41,992
Super Micro Computer Incorporated †	2,580	232,793
Turtle Beach Corporation †	695	6,637
Xerox Holdings Corporation	3,686	60,119
		521,274
See accompanying notes to portfolio of investments

26  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Materials: 3.97%
Chemicals: 2.01%
Advansix Incorporated	4,452	$ 183,244
American Vanguard Corporation	2,813	64,699
Avient Corporation	4,133	143,043
Balchem Corporation	1,085	152,768
Cabot Corporation	2,764	203,486
Ecovyst Incorporated †	6,635	61,639
Futurefuel Corporation	13,242	117,059
Hawkins Incorporated	1,606	66,810
HB Fuller Company	2,228	178,931
Hudson Technologies Incorporated †	3,198	36,105
Ingevity Corporation †	1,260	98,620
Innospec Incorporated	1,242	137,725
Intrepid Potash Incorporated †	1,235	44,522
Kooper Holdings Incorporated	3,252	96,877
Kronos Worldwide Incorporated	7,697	70,889
Livent Corporation †	6,286	175,945
LSB Industries Incorporated †	3,633	56,057
Minerals Technologies Incorporated	737	44,434
Orion Engineered Carbons SA	6,193	116,305
Quaker Chemical Corporation	51	10,036
Rayonier Advanced Materials †	4	31
Sensient Technologies Corporation	1,594	119,088
Stepan Company	667	74,417
Tredegar Corporation	2,687	27,784
Trinseo plc	1,569	38,676
Tronox Holdings plc Class A	10,598	149,750
Valhi Incorporated	4,594	102,262
		2,571,202
Construction materials: 0.11%
Summit Materials Incorporated Class A †	4,841	146,634
Containers & packaging: 0.22%
Greif Incorporated Class A	1,610	113,199
O-I Glass Incorporated †	8,440	138,500
Pactiv Evergreen Incorporated	2,417	28,134
		279,833
Metals & mining: 1.52%
Allegheny Technologies Incorporated †	4,207	128,356
Alpha Metallurgical Resource Incorporated	1,985	339,892
Arconic Corporation †	3,035	72,324
Carpenter Technology	257	10,552
Century Aluminum Company †	2,320	20,903
Commercial Metals Company	5,335	262,589
Compass Minerals International Incorporated	1,432	63,509
Constellium SE †	4,939	61,491
Hecla Mining Company	12,031	65,569
Materion Corporation	1,319	106,259
MP Materials Corporation †	509	16,924
Olympic Steel Incorporated	3,710	130,184
Ramaco Resources Incorporated	8,355	95,665
Ryerson Holding Corporation	5,422	159,895
Schnitzer Steel Industries Incorporated Class A	1,172	40,235
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  27

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Metals & mining (continued)
Suncoke Energy Incorporated	8,095	$ 68,484
TimkenSteel Corporation †	5,022	93,911
Warrior Met Coal Incorporated	4,968	182,922
Worthington Industries Incorporated	551	31,264
		1,950,928
Paper & forest products: 0.11%
Clearwater Paper Corporation †	1,018	39,733
Sylvamo Corporation	1,743	94,279
		134,012
Real estate: 5.55%
Equity REITs: 5.06%
Acadia Realty Trust	2,692	41,403
Agree Realty Corporation	2,485	173,826
Alexander & Baldwin Incorporated	6,241	123,260
Alexander's Incorporated	106	25,889
American Assets Trust Incorporated	787	23,051
Apartment Investment & Management Company Class A	15,606	130,778
Apple Hospitality REIT Incorporated	12,080	206,085
Armada Hoffler Properties Incorporated	5,289	64,261
Ashford Hospitality Trust Incorporated †	1,555	10,123
Braemar Hotels & Resorts Incorporated	2,759	10,181
Broadstone Net Lease Incorporated	9,484	160,943
BRT Apartments Corporation REIT	1,794	37,010
CareTrust REIT Incorporated	4,159	82,348
CBL & Associates Properties Incorporated	2,458	74,969
Centerspace REIT	48	3,096
Chatham Lodging Trust †	1,821	24,347
City Office REIT Incorporated	10,758	106,397
Clipper Realty Incorporated	9,406	71,297
Corporate Office Properties Trust	4,968	137,961
CTO Realty Growth Incorporated REIT	4,163	87,298
DiamondRock Hospitality	13,926	131,044
Diversified Healthcare Trust	14,554	14,408
Easterly Government Properties Incorporated	1,199	18,992
Equity Commonwealth	4,798	129,978
Essential Properties Realty	2,685	62,319
Farmland Partners REIT Incorporated	4,856	64,488
Four Corners Property Trust Incorporated	3,409	92,520
Franklin Street Properties Corporation	27,043	78,966
Getty Realty Corporation	1,603	52,931
Gladstone Commercial Corporation	1,075	20,414
Gladstone Land REIT Corporation	1,086	22,306
Global Medical REIT Incorporated	3,385	34,189
Hersha Hospitality Trust	3,345	32,212
Independence Realty Trust Incorporated	6,853	124,176
Innovative Industrial Properties Incorporated	1,242	150,543
Inventrust Properties Corporation REIT	4,761	122,405
iStar Financial Incorporated	9,222	74,053
Kite Realty Group Trust	2,407	54,880
LTC Properties Incorporated	2,645	103,922
LXP Industrial Trust	13,882	149,370
National Health Investors Incorporated	2,157	121,353
NexPoint Residential Trust Incorporated	1,251	60,161
See accompanying notes to portfolio of investments

28  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
One Liberty Properties Incorporated	4,748	$ 113,192
Outfront Media Incorporated	8,129	148,679
Paramount Group Incorporated	7,572	49,369
Pebblebrook Hotel Trust	5,094	84,815
Philips Edison & Company Incorporated	7,590	244,626
Physicians Realty Trust	8,649	129,130
Plymouth Industrial Incorporated	1,593	32,975
PotlatchDeltic Corporation	4,300	205,497
Retail Opportunity Investment Corporation	5,920	90,280
RLJ Lodging Trust	6,965	84,416
RPT Realty	12,632	141,478
Ryman Hospitality Properties Incorporated	2,369	216,835
Sabra Health Care REIT Incorporated	6,104	78,803
Safehold Incorporated REIT	1,411	41,651
Saul Centers Incorporated	446	19,223
Seritage Growth Property Class A †	1,120	13,406
SITE Centers Corporation	8,925	121,291
STAG Industrial Incorporated	5,216	171,659
Sunstone Hotel Investors Incorporated	12,211	134,199
Tanger Factory Outlet Centers Incorporated	6,495	126,328
Terreno Realty Corporation	2,425	142,202
The Macerich Company	7,744	98,349
UMH Properties Incorporated	1,159	20,410
Uniti Group Incorporated	7,768	59,192
Universal Health Realty Income Trust	1,288	67,607
Urban Edge Properties	8,662	136,253
Urstadt Biddle Properties Incorporated	4,754	90,944
Veris Residential Incorporated †	2,614	41,981
Washington REIT	3,616	71,452
Whitestone REIT	9,207	89,584
Xenia Hotels & Resorts Incorporated	7,152	110,284
		6,486,263
Real estate management & development: 0.49%
Compass Incorporated Class A †	5,757	17,213
Cushman & Wakefield plc †	6,892	78,707
DigitalBridge Group Incorporated	5,038	72,698
Douglas Elliman Incorporated	3,386	13,950
eXp World Holdings Incorporated	2,844	37,171
Forestar Group Incorporated †	174	2,580
Kennedy Wilson Holdings Incorporated	5,532	94,155
Marcus & Millichap Incorporated	1,905	70,942
Newmark Group Incorporated Class A	9,118	77,321
Realogy Holdings Corporation †	6,762	51,053
The RMR Group Incorporated Class A	3,623	104,741
The St. Joe Company	98	3,766
		624,297
Utilities: 2.79%
Electric utilities: 0.43%
Allete Incorporated	1,704	112,805
MGE Energy Incorporated	1,044	75,178
Otter Tail Corporation	2,350	140,131
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  29

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Electric utilities (continued)
Portland General Electric Company	3,055	$ 150,398
Via Renewables Incorporated	12,190	78,747
		557,259
Gas utilities: 1.01%
Brookfield Infrastructure Corporation Class A	4,067	190,661
Chesapeake Utilities Corporation	1,135	135,894
New Jersey Resources Corporation	5,713	284,222
Northwest Natural Holding Company	1,814	90,900
ONE Gas Incorporated	2,254	195,985
Southwest Gas Holdings Incorporated	2,798	191,551
Spire Incorporated	2,824	209,258
		1,298,471
Independent power & renewable electricity producers: 0.55%
Altus Power Incorporated †	2,704	19,334
Clearway Energy Incorporated Class A	4,265	140,404
Clearway Energy Incorporated Class C	4,982	176,562
Montauk Renewables Incorporated †	8,195	98,914
Ormat Technologies Incorporated	2,173	196,504
Sunnova Energy International Incorporated †	3,022	68,992
		700,710
Multi-utilities: 0.42%
Avista Corporation	3,270	134,986
Black Hills Corporation	3,169	226,995
Northwestern Corporation	1,959	114,425
Unitil Corporation	1,098	60,192
		536,598
Water utilities: 0.38%
American States Water Company	1,389	136,108
Artesian Resources Corporation Class A	1,856	101,263
California Water Service Group	2,086	135,444
Middlesex Water Company	546	51,024
SJW Corporation	835	62,366
		486,205
Total Common stocks (Cost $114,131,927)		121,207,840

		Yield
Short-term investments: 4.83%
Investment companies: 4.83%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	6,194,494	6,194,494
Total Short-term investments (Cost $6,194,494)				6,194,494
Total investments in securities (Cost $120,326,421)	99.42%			127,402,334
Other assets and liabilities, net	0.58			743,829
Total net assets	100.00%			$128,146,163

See accompanying notes to portfolio of investments

30  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,940,136	$88,529,186	$(87,274,828)	$0	$0	$6,194,494	6,194,494	$46,335
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	68	12-16-2022	$6,311,908	$6,417,500	$105,592	$0
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

32  |  Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to portfolio of investments—November 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,467,296	$0	$0	$3,467,296
Consumer discretionary	12,805,583	0	0	12,805,583
Consumer staples	4,479,299	0	0	4,479,299
Energy	6,526,343	0	0	6,526,343
Financials	19,628,328	0	0	19,628,328
Health care	22,658,237	0	0	22,658,237
Industrials	18,237,400	0	0	18,237,400
Information technology	17,632,942	0	0	17,632,942
Materials	5,082,609	0	0	5,082,609
Real estate	7,110,560	0	0	7,110,560
Utilities	3,579,243	0	0	3,579,243
Short-term investments
Investment companies	6,194,494	0	0	6,194,494
	127,402,334	0	0	127,402,334
Futures contracts	105,592	0	0	105,592
Total assets	$127,507,926	$0	$0	$127,507,926
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2022, $265,895 was segregated as cash collateral for open futures contracts.
For the nine months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio  |  33